Quarterly Holdings Report
for
Fidelity® Momentum Factor ETF
April 30, 2026
T21-NPRT3-0626
1.9880056.109
Common Stocks - 96.8%
	Shares	Value ($)
AUSTRALIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Anglogold Ashanti Plc	19,025	1,783,213
UNITED KINGDOM - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
TechnipFMC PLC	30,927	2,337,153
UNITED STATES - 96.3%
Communication Services - 9.7%
Diversified Telecommunication Services - 0.3%
AST SpaceMobile Inc Class A (b)(c)	31,510	2,328,589
Entertainment - 0.9%
Electronic Arts Inc	18,169	3,676,860
Warner Bros Discovery Inc (b)	141,698	3,832,931
		7,509,791
Interactive Media & Services - 8.1%
Alphabet Inc Class A	131,502	50,601,970
Meta Platforms Inc Class A	30,488	18,655,912
		69,257,882
Media - 0.4%
New York Times Co/The Class A	44,790	3,539,754
TOTAL COMMUNICATION SERVICES		82,636,016
Consumer Discretionary - 9.5%
Automobiles - 2.7%
Ford Motor Co	274,358	3,314,244
General Motors Co	50,555	3,887,174
Tesla Inc (b)	41,733	15,926,565
		23,127,983
Broadline Retail - 4.1%
Amazon.com Inc (b)	130,162	34,500,740
Specialty Retail - 2.2%
Carvana Co Class A (b)	10,147	4,016,183
Five Below Inc (b)	18,244	4,299,381
TJX Cos Inc/The	34,133	5,350,348
Ulta Beauty Inc (b)	5,261	2,827,682
Wayfair Inc Class A (b)	38,280	2,447,240
		18,940,834
Textiles, Apparel & Luxury Goods - 0.5%
Tapestry Inc	27,932	4,051,257
TOTAL CONSUMER DISCRETIONARY		80,620,814
Consumer Staples - 4.2%
Beverages - 1.6%
Celsius Holdings Inc (b)	42,131	1,414,337
Coca-Cola Co/The	72,026	5,672,768
Monster Beverage Corp (b)	33,296	2,566,123
PepsiCo Inc	27,589	4,372,581
		14,025,809
Consumer Staples Distribution & Retail - 1.9%
Casey's General Stores Inc	3,552	2,920,277
Dollar General Corp	14,821	1,717,457
Dollar Tree Inc (b)	17,675	1,716,419
Walmart Inc	68,359	9,018,603
		15,372,756
Personal Care Products - 0.2%
Estee Lauder Cos Inc/The Class A	18,263	1,400,955
Tobacco - 0.5%
Philip Morris International Inc	28,274	4,667,189
TOTAL CONSUMER STAPLES		35,466,709
Energy - 3.1%
Oil, Gas & Consumable Fuels - 3.1%
Chevron Corp	29,768	5,754,452
DT Midstream Inc	12,284	1,817,909
Exxon Mobil Corp	59,317	9,154,393
Marathon Petroleum Corp	10,499	2,606,797
Uranium Energy Corp (b)(c)	94,525	1,407,476
Valero Energy Corp	10,776	2,721,802
Williams Cos Inc/The	35,005	2,671,232
TOTAL ENERGY		26,134,061
Financials - 11.4%
Banks - 4.0%
Bank of America Corp	140,956	7,535,508
Citigroup Inc	50,923	6,517,126
JPMorgan Chase & Co	43,186	13,527,151
Wells Fargo & Co	73,361	6,032,475
		33,612,260
Capital Markets - 3.6%
Affiliated Managers Group Inc	11,301	3,330,066
Bank of New York Mellon Corp/The	37,565	5,047,609
Charles Schwab Corp/The	52,321	4,794,696
Goldman Sachs Group Inc/The	7,427	6,860,840
Morgan Stanley	34,230	6,523,896
Robinhood Markets Inc Class A (b)	52,706	3,841,740
		30,398,847
Consumer Finance - 1.4%
American Express Co	16,153	5,218,227
Capital One Financial Corp	21,684	4,148,149
SoFi Technologies Inc Class A (b)(c)	182,243	2,934,112
		12,300,488
Financial Services - 1.6%
Berkshire Hathaway Inc Class B (b)	28,312	13,408,563
Insurance - 0.8%
Lemonade Inc (b)(c)	48,207	2,730,444
Travelers Companies Inc/The	13,634	4,160,279
		6,890,723
TOTAL FINANCIALS		96,610,881
Health Care - 8.5%
Biotechnology - 3.9%
Arrowhead Pharmaceuticals Inc (b)	77,195	5,672,289
Bridgebio Pharma Inc (b)	69,926	4,972,438
Insmed Inc (b)	36,043	4,913,742
Ionis Pharmaceuticals Inc (b)	60,813	4,546,380
Protagonist Therapeutics Inc (b)	62,124	6,148,412
Roivant Sciences Ltd (b)	241,247	6,882,777
		33,136,038
Health Care Equipment & Supplies - 0.6%
IDEXX Laboratories Inc (b)	8,592	4,818,393
Health Care Providers & Services - 0.6%
HCA Healthcare Inc	11,897	5,168,652
Pharmaceuticals - 3.4%
Elanco Animal Health Inc (b)(c)	213,859	4,784,026
Eli Lilly & Co	13,960	13,047,016
Johnson & Johnson	49,928	11,475,951
		29,306,993
TOTAL HEALTH CARE		72,430,076
Industrials - 10.9%
Aerospace & Defense - 4.0%
Boeing Co (b)	21,435	4,909,258
GE Aerospace	21,755	6,307,427
General Dynamics Corp	10,489	3,611,363
Howmet Aerospace Inc	18,769	4,561,618
Kratos Defense & Security Solutions Inc (b)	33,813	2,131,909
Rocket Lab Corp	45,931	3,789,767
RTX Corp	30,810	5,424,717
Woodward Inc	8,563	3,108,283
		33,844,342
Building Products - 0.5%
Johnson Controls International plc	28,134	4,108,408
Construction & Engineering - 1.9%
Argan Inc	8,457	5,666,021
Comfort Systems USA Inc	3,122	5,745,261
Sterling Infrastructure Inc (b)	8,434	4,348,738
		15,760,020
Electrical Equipment - 3.0%
Bloom Energy Corp Class A (b)	22,603	6,404,786
GE Vernova Inc	7,144	7,740,239
Nextpower Inc Class A (b)	26,663	3,176,363
Sunrun Inc (b)	141,565	1,802,122
Vertiv Holdings Co Class A	20,740	6,812,883
		25,936,393
Ground Transportation - 0.5%
Uber Technologies Inc (b)	61,793	4,610,376
Machinery - 1.0%
Caterpillar Inc	9,679	8,615,375
TOTAL INDUSTRIALS		92,874,914
Information Technology - 33.2%
Communications Equipment - 1.1%
Lumentum Holdings Inc (b)	10,824	9,766,712
Electronic Equipment, Instruments & Components - 1.8%
Amphenol Corp Class A	49,607	7,305,623
TTM Technologies Inc (b)	49,634	7,853,091
		15,158,714
Semiconductors & Semiconductor Equipment - 16.4%
Advanced Micro Devices Inc (b)	42,544	15,081,423
Broadcom Inc	71,147	29,698,892
KLA Corp	5,114	8,951,290
Lam Research Corp	37,385	9,640,096
Micron Technology Inc	25,665	13,272,911
NVIDIA Corp	312,672	62,399,951
		139,044,563
Software - 5.6%
Microsoft Corp	96,929	39,525,708
Palantir Technologies Inc Class A (b)	60,557	8,424,084
		47,949,792
Technology Hardware, Storage & Peripherals - 8.3%
Apple Inc	189,989	51,553,515
Seagate Technology Holdings PLC	13,770	9,276,023
Western Digital Corp	21,433	9,313,067
		70,142,605
TOTAL INFORMATION TECHNOLOGY		282,062,386
Materials - 1.6%
Construction Materials - 0.3%
CRH PLC	17,732	2,099,824
Martin Marietta Materials Inc	2,234	1,383,002
		3,482,826
Metals & Mining - 1.3%
Coeur Mining Inc (b)	75,962	1,365,037
Freeport-McMoRan Inc	38,911	2,248,278
Hecla Mining Co	69,338	1,249,470
Newmont Corp	25,109	2,789,359
Nucor Corp	9,975	2,247,268
Royal Gold Inc	5,945	1,387,444
		11,286,856
TOTAL MATERIALS		14,769,682
Real Estate - 2.0%
Health Care REITs - 1.0%
American Healthcare REIT Inc	21,206	1,076,841
CareTrust REIT Inc	25,405	1,002,227
Omega Healthcare Investors Inc	20,438	959,972
Ventas Inc	17,231	1,513,916
Welltower Inc	13,311	2,893,013
		7,445,969
Industrial REITs - 0.3%
Prologis Inc	18,012	2,558,064
Real Estate Management & Development - 0.2%
CBRE Group Inc Class A (b)	8,016	1,144,124
Jones Lang LaSalle Inc (b)	2,969	944,528
		2,088,652
Retail REITs - 0.3%
Realty Income Corp	19,040	1,223,129
Simon Property Group Inc	8,301	1,690,997
		2,914,126
Specialized REITs - 0.2%
Digital Realty Trust Inc	8,636	1,735,318
TOTAL REAL ESTATE		16,742,129
Utilities - 2.2%
Electric Utilities - 1.5%
American Electric Power Co Inc	16,854	2,310,852
Constellation Energy Corp	8,819	2,760,347
Entergy Corp	19,054	2,246,657
NextEra Energy Inc	40,359	3,950,339
NRG Energy Inc	10,955	1,704,379
		12,972,574
Gas Utilities - 0.2%
Atmos Energy Corp	9,174	1,742,877
Independent Power and Renewable Electricity Producers - 0.5%
AES Corp/The	91,859	1,327,363
Ormat Technologies Inc	11,233	1,290,671
Talen Energy Corp (b)	4,569	1,701,587
		4,319,621
TOTAL UTILITIES		19,035,072
TOTAL UNITED STATES		819,382,740
TOTAL COMMON STOCKS (Cost $682,330,367)		823,503,106

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (f) (Cost $39,948)	3.64	40,000	39,948

Money Market Funds - 3.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.69	24,850,986	24,855,956
Fidelity Securities Lending Cash Central Fund (g)(h)	3.69	5,862,337	5,862,924
TOTAL MONEY MARKET FUNDS (Cost $30,718,880)			30,718,880

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $713,089,195)	854,261,934
NET OTHER ASSETS (LIABILITIES) - (0.4)% (d)	(3,508,296)
NET ASSETS - 100.0%	850,753,638

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	742	6/2026	26,874,313	440,564

The notional amount of long futures as a percentage of Net Assets is 3.2%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Includes $1,752,161 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $39,948.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $1,155,540.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	435,697	52,090,532	27,670,283	46,184	10	-	24,855,956	24,850,986	0.0%
Fidelity Securities Lending Cash Central Fund	7,911,625	117,877,629	119,926,004	10,764	(326)	-	5,862,924	5,862,337	0.0%
Total	8,347,322	169,968,161	147,596,287	56,948	(316)	-	30,718,880

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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